Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance of Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the year	$ 172	$ 177	$ 191
Foreign currency translation	(42)	(5)	(14)
Balance at the end of the year	$ 130	$ 172	$ 177